Item 1. Report to Shareholders

T. Rowe Price International Stock Portfolio
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

Financial Highlights
T. Rowe Price International Stock Portfolio
Certified Semiannual Report
(Unaudited)

                                For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months       Year
                  Ended      Ended
                6/30/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET
VALUE

Beginning
of period      $  11.94   $   9.26   $  11.47   $  15.07   $  19.04   $  14.52

Investment
activities
  Net investment
  income (loss)    0.12       0.13       0.10       0.24       0.07       0.12

  Net realized
  and unrealized
  gain (loss)      0.06       2.69      (2.20)     (3.59)     (3.46)      4.69

  Total from
  investment
  activities       0.18       2.82      (2.10)     (3.35)     (3.39)      4.81

Distributions
  Net investment
  income             --      (0.13)     (0.10)     (0.25)     (0.10)     (0.07)

  Net realized
  gain               --      (0.01)     (0.01)        --      (0.48)     (0.22)

  Total
  distributions      --      (0.14)     (0.11)     (0.25)     (0.58)     (0.29)

NET ASSET VALUE

End of period  $  12.12   $  11.94   $   9.26   $  11.47   $  15.07   $  19.04
               ---------------------------------------------------------------


Ratios/Supplemental Data


Total return^      1.51%     30.52%    (18.29)%   (22.21)%   (17.84)%    33.32%

Ratio of total
expenses to
average net
assets             1.05%!     1.05%       1.05%      1.05%      1.05%     1.05%

Ratio of net
investment
income (loss)
to average
net assets         1.87%!     1.22%       0.93%      1.90%      0.43%     0.83%

Portfolio
turnover
rate               39.4%!     26.9%       28.8%      27.7%      41.7%     25.4%

Net assets,
end of period
(in thousands) $ 493,568  $ 508,876   $ 439,350  $ 550,329  $ 662,159 $ 707,330

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (1)
T. Rowe Price International Stock Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)

                                                    Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)


AUSTRALIA  1.3%


Common Stocks  0.8%

BHP Billiton                                       348,561                3,036

Coles Myer                                         179,000                1,069

                                                                          4,105

Preferred Stocks  0.5%

News Corporation                                   270,569                2,210

                                                                          2,210

Total Australia
(Cost $4,903)                                                             6,315


BELGIUM  0.3%


Common Stocks  0.3%

Fortis ss.                                          24,822                  551

UCB                                                 14,909                  695

Total Belgium
(Cost $806)                                                               1,246


BRAZIL  0.9%


Common Stocks  0.9%

Petroleo Brasileiro
(Petrobras)
ADR (USD)                                           73,820                1,860

Tele Norte Leste
Participacoes
ADR (USD) ss.                                      198,100                2,522

Total Brazil
(Cost $3,778)                                                             4,382


CANADA  0.4%


Common Stocks  0.4%

Research In Motion (USD) *                          26,400                1,807

Total Canada
(Cost $1,030)                                                             1,807


CHINA  0.4%


Common Stocks  0.4%

China Telecom (HKD) ss.                          1,318,000                  461

China Telecom, 144A (HKD) *                      3,596,000                1,256

Total China
(Cost $1,451)                                                             1,717


DENMARK  0.7%


Common Stocks  0.7%

Novo Nordisk, Series B                              68,105                3,510

Total Denmark
(Cost $2,119)                                                             3,510


FINLAND  1.0%


Common Stocks  1.0%

Nokia                                              353,597                5,108

Total Finland
(Cost $2,829)                                                             5,108


FRANCE  13.7%


Common Stocks  13.7%

Aventis ss.                                         53,720                4,060

AXA ss.                                            136,344                3,006

BNP Paribas ss.                                     85,826                5,285

Compagnie de Saint-Gobain ss.                       57,980                2,894

Credit Agricole ss.                                175,129                4,266

France Telecom *                                   186,300                4,861

Groupe Danone ss.                                   28,360                2,477

Hermes                                              17,697                3,537

L'Oreal                                             23,722                1,897

Lafarge ss.                                          5,634                  503

LVMH                                                47,375                3,431

Sanofi-Synthelabo ss.                               85,165                5,405

Schneider Electric                                  51,089                3,491

Societe Generale                                    26,518                2,256

Societe Television
Francaise 1ss.                                     124,044                3,912

Sodexho Alliance                                    79,879                2,108

Thomson ss.                                         60,400                1,193

Total, Series B ss.                                 62,878               12,002

Vivendi Universal *                                 37,736                1,048


Total France
(Cost $45,286)                                                           67,632


GERMANY  2.6%


Common Stocks  2.6%

Allianz                                             12,203                1,323

Bayer                                               23,082                  666

Bayerische Hypo-und
  Vereinsbank *                                     28,731                  512

Celesio                                             12,072                  722

Deutsche Bank ss.                                   23,474                1,847

E.On                                                16,780                1,212

Hypo Real Estate *                                  77,260                2,269

Rhoen-Klinikum ss.                                  18,139                  996

SAP                                                 14,060                2,334

Siemens                                             11,428                  823

Total Germany
(Cost $10,532)                                                           12,704

HONG KONG  1.0%


Common Stocks  1.0%

Cheung Kong Holdings                               228,000                1,681

Li & Fung                                          956,000                1,397

Sun Hung Kai Properties                            225,000                1,846

Total Hong Kong
(Cost $4,771)                                                             4,924


INDIA  0.9%


Common Stocks  0.9%

Infosys Technologies                                11,700                1,405

Oil & Natural Gas *                                 34,000                  465

Oil & Natural Gas
  (Regulation S shares) *                           21,900                  300

Zee Telefilms                                      748,300                2,060

Total India
(Cost $4,109)                                                             4,230


ISRAEL  0.2%


Common Stocks  0.2%

Check Point Software
  Technologies (USD) *                              39,326                1,061

Total Israel
(Cost $743)                                                               1,061


ITALY  4.6%


Common Stocks  4.6%

Alleanza Assicurazioni ss.                         238,900                2,730

Banca Intesa                                       291,647                1,140

Banco Popolare di
  Verona e Novara                                   61,800                1,063

ENI ss.                                            305,958                6,082

Mediaset                                            91,519                1,044

Mediolanum ss.                                     121,295                  773

Telecom Italia ss.                                 123,985                  386

Telecom Italia Mobile                              525,894                2,985

Telecom Italia-RNC                                 855,747                1,892

UniCredito Italiano ss.                            963,051                4,763


Total Italy
(Cost $14,908)                                                           22,858


JAPAN  22.5%


Common Stocks  22.5%

Canon                                              114,800                6,037

Credit Saison                                       34,000                1,020

Dai Nippon Printing ss.                            200,000                3,188

Daikin Industries                                   64,000                1,715

Daito Trust Construction                            67,400                2,589

Daiwa Securities ss.                               337,000                2,416

Denso                                               64,100                1,489

Fanuc                                               49,300                2,935

Fujisawa Pharmaceutical                             70,200                1,660

Funai Electric                                      16,600                2,496

Hoya                                                20,500                2,141

JSR                                                 98,900                1,854

KDDI                                                   819                4,674

Keyence ss.                                          7,200                1,639

Kirin Brewery ss.                                  129,000                1,273

Kyocera                                             26,000                2,202

Marui                                              107,100                1,440

Matsui Securities                                   34,300                1,164

Mitsubishi                                         403,000                3,907

Mitsubishi Estate                                  140,000                1,734

Mitsui Fudosan                                     409,000                4,892

Mitsui Trust                                       238,000                1,741

NEC                                                389,000                2,732

Nidec                                                9,700                  992

Nissan Motor                                       276,500                3,067

Nomura                                             371,000                5,480

Oji Paper ss.                                      193,000                1,236

Orix ss.                                            11,400                1,303

Rohm                                                20,500                2,448

Secom                                              114,000                4,827

Seven-Eleven Japan                                 110,000                3,581

Shin-Etsu Chemical                                  78,000                2,782

SMC                                                 11,100                1,198

Softbank                                            23,300                1,023

Sumitomo Metal Industries                        1,274,000                1,503

Sumitomo Mitsui Financial ss.                          763                5,219

Suzuki Motor                                       108,000                1,898

Takefuji ss.                                        17,600                1,273

Teijin                                             335,000                1,250

Toyota Motor                                        99,000                4,002

Trend Micro                                         29,000                1,284

UFJ *ss.                                               734                3,235

Uniden                                              70,000                1,514

USS ss.                                              9,440                  811

Yamanouchi Pharmaceutical                           78,300                2,628

Yamato Transport                                    83,000                1,352

Total Japan
(Cost $94,717)                                                          110,844

KAZAKHSTAN  0.3%


Common Stocks  0.3%

PetroKazakhstan (USD)                               63,000                1,715

Total Kazakhstan
(Cost $1,732)                                                             1,715


MALAYSIA  0.2%


Common Stocks  0.2%

Astro All Asia *                                   412,000                  496

Astro All Asia
  (Regulation S shares) *                          345,000                  416

Total Malaysia
(Cost $861)                                                                 912


MEXICO  1.6%


Common Stocks  1.6%

America Movil ADR,
  Series L (USD)                                    57,600                2,095

Grupo Modelo, Series C                             692,000                1,734

Grupo Televisa ADR (USD)                            36,400                1,648

Wal-Mart de Mexico ss.                             832,226                2,467

Total Mexico
(Cost $6,369)                                                             7,944


NETHERLANDS  4.6%


Common Stocks  4.6%

Akzo Nobel                                           7,184                  264

ASML Holding * ss.                                 139,980                2,372

Fortis (Unified shares)                             40,160                  887

ING Groep GDS                                      198,900                4,700

Koninklijke Numico GDS *ss.                         90,227                2,903

Philips Electronics ss.                            143,105                3,858

Reed Elsevier                                       52,800                  742

Royal Dutch Petroleum                               27,790                1,428

Royal KPN                                          290,900                2,218

Royal KPN 144A                                      78,500                  599

STMicroelectronics ss.                              61,110                1,342

Wolters Kluwer GDS                                  71,842                1,306

Total Netherlands
(Cost $17,066)                                                           22,619


NORWAY  0.2%


Common Stocks  0.2%

Orkla, Series A ss.                                 45,020                1,127

Total Norway
(Cost $572)                                                               1,127


RUSSIA  1.2%


Common Stocks  1.2%

Lukoil ADR (USD)                                     4,500                  471

Lukoil ADR, 144A (USD)                              14,220                1,490

Norilsk Nickel ADR (USD) ss.                        30,600                1,687

YUKOS ADR (USD) ss.                                 64,754                2,064

Total Russia
(Cost $5,489)                                                             5,712


SINGAPORE  0.9%


Common Stocks  0.9%

MobileOne Limited                                1,156,000                1,007

United Overseas Bank                               435,424                3,390

Total Singapore
(Cost $3,471)                                                             4,397


SOUTH KOREA  1.5%


Common Stocks  1.5%

Kookmin Bank *                                      67,940                2,111

Samsung Electronics                                  8,056                3,326

South Korea Telecom                                 12,130                1,994

Total South Korea
(Cost $5,102)                                                             7,431


SPAIN  4.0%


Common Stocks  4.0%

Banco Bilbao Vizcaya
  Argentaria ss.                                   347,106                4,643

Banco Santander Central
  Hispano ss.                                      300,135                3,119

Endesa ss.                                          96,548                1,863

Gas Natural ss.                                     78,820                1,890

Gestevision Telecino *                              23,300                  348

Inditex ss.                                         92,200                2,118

Repsol ss.                                          50,942                1,117

Telefonica                                         226,709                3,355

Telefonica ADR (USD)                                30,881                1,378

Total Spain
(Cost $15,528)                                                           19,831


SWEDEN  2.8%


Common Stocks  2.8%

Electrolux, Series B                                60,981                1,171

Hennes & Mauritz, Series B                         114,810                2,967

LM Ericsson, Series B *                            476,309                1,405

Sandvik ss.                                         16,720                  571

Securitas, Series B                                409,852                5,119

Tele2 AB, Series B ss.                              54,900                2,407

Total Sweden
(Cost $12,828)                                                           13,640


SWITZERLAND  6.3%


Common Stocks  6.3%

Adecco *ss.                                        119,620                5,962

Credit Suisse Group *                              141,800                5,041

Nestle                                              35,803                9,552

Roche Holding                                       26,400                2,615

UBS                                                111,988                7,894

Total Switzerland
(Cost $20,841)                                                           31,064


TAIWAN  0.8%


Common Stocks  0.8%

China Trust Finance                                892,600                  996

Taiwan Semiconductor
  Manufacturing *                                2,193,111                3,157

Total Taiwan
(Cost $4,176)                                                             4,153


UNITED KINGDOM  23.1%


Common Stocks  23.1%

Abbey National                                      90,481                  842

AstraZeneca                                        116,380                5,220

Autonomy *                                          54,904                  249

British Sky Broadcast                              186,572                2,104

Cadbury Schweppes                                  180,840                1,560

Capita                                             104,700                  605

Carnival                                            21,437                1,041

Centrica                                           447,800                1,823

Compass                                          1,159,180                7,071

David S. Smith                                     192,000                  564

Diageo                                             231,289                3,117

Electrocomponents                                  278,440                1,802

GlaxoSmithKline                                    754,198               15,259

Hays                                             1,011,512                2,251

Hilton Group                                       155,000                  776

Kesa Electricals                                   163,781                  859

Kingfisher                                       1,275,044                6,617

MFI Furniture Group                                576,100                1,580

Reed Elsevier                                      534,808                5,197

Rio Tinto                                          186,135                4,474

Royal Bank of Scotland Group                       427,530               12,308

Shell Transport & Trading                        1,091,209                8,002

Standard Chartered                                  83,500                1,359

Tesco                                              827,500                3,994

Tomkins                                            450,572                2,242

Unilever                                           347,075                3,404

United Business Media                              180,663                1,661

Vodafone Group                                   5,202,754               11,389

William Morrison Supermarkets                      526,100                2,210

WPP Group                                          459,350                4,663

Total United Kingdom
(Cost $100,604)                                                         114,243


SHORT-TERM INVESTMENTS   1.8%


Money Market Funds  1.8%

T. Rowe Price Reserve
  Investment Fund,
  1.16% #                                        9,043,745                9,044

Total Short-Term Investments
(Cost $9,044)                                                             9,044


SECURITIES LENDING COLLATERAL  18.8%


Money Market Pooled Account  18.8%

Investment in money market
pooled account managed by
JP Morgan Chase Bank
  London 1.153% #                               93,010,061               93,010

Total Securities Lending Collateral
(Cost $93,010)                                                           93,010

Total Investments in Securities

118.6% of Net Assets
(Cost $488,675)                                            $            585,180
                                                           --------------------


(1)  Denominated in currency of country of incorporation unless otherwise noted

#    Seven-day yield

*    Non-income producing

ss.  All or a portion of this security is on loan at June 30, 2004--See Note 2

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total value of such securities at period-end amounts to $3,345 and represents 0.7% of net assets

ADR  American Depository Receipts

GDS  Global Depository Shares

HKD  Hong Kong dollar

USD  United States dollar

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price International Stock Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)
(In thousands except shares and per share amounts)

Assets
Investments in securities, at value
(cost $488,675)                                            $            585,180

Other assets                                                              3,176

Total assets                                                            588,356

Liabilities

Obligation to return securities
lending collateral                                                       93,010

Other liabilities                                                         1,778

Total liabilities                                                        94,788

NET ASSETS                                                 $            493,568
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $              4,721

Undistributed net realized gain (loss)                                 (162,662)

Net unrealized gain (loss)                                               96,497

Paid-in-capital applicable to
40,708,372 shares of $0.0001
par value capital stock
outstanding; 1,000,000,000
shares of the Corporation
authorized                                                              555,012

NET ASSETS                                                 $            493,568
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              12.12
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price International Stock Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Income
  Dividend (net of foreign
  taxes of $1,022)                                         $              7,048

  Securities lending                                                        317

  Interest                                                                    4

  Other                                                                       1

  Total income                                                            7,370

Investment management and
administrative expense                                                    2,649

Net investment income (loss)                                              4,721

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             12,788

  Foreign currency transactions                                             (83)

  Net realized gain (loss)                                               12,705

Change in net unrealized gain (loss)
  Securities                                                             (9,537)

  Other assets and liabilities
  denominated in foreign currencies                                         (54)

  Change in net unrealized gain (loss)                                   (9,591)

Net realized and unrealized gain (loss)                                   3,114

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              7,835
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price International Stock Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         4,721      $         5,353

  Net realized gain (loss)                          12,705              (34,710)

  Change in net unrealized gain (loss)              (9,591)             151,565

  Increase (decrease) in net
  assets from operations                             7,835              122,208

Distributions to shareholders
  Net investment income                                 --               (5,454)

  Net realized gain                                     --                 (419)

  Decrease in net assets
  from distributions                                    --               (5,873)

Capital share transactions *
  Shares sold                                       29,546              182,589

  Distributions reinvested                              --                5,873

  Shares redeemed                                  (52,689)            (235,271)

  Increase (decrease) in net
  assets from capital
  share transactions                               (23,143)             (46,809)

Net Assets

Increase (decrease) during period                  (15,308)              69,526

Beginning of period                                508,876              439,350

End of period                              $       493,568      $       508,876
                                           ---------------      ---------------

(Including undistributed net
investment income of $4,721
at 6/30/04 and $0 at 12/31/03)

*Share information

  Shares sold                                        2,417               19,072

  Distributions reinvested                              --                  515

  Shares redeemed                                   (4,317)             (24,418)

  Increase (decrease) in
  shares outstanding                                (1,900)              (4,831)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price International Stock Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on March 31, 1994. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2004, the value of loaned securities was $88,220,000; aggregate collateral consisted of $93,010,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $96,972,000 and $114,550,000, respectively, for the six months ended June 30, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $175,063,000 of unused capital loss forwards, of which $54,322,000 expire in 2009, $70,854,000 expire in 2010, and $49,887,000 expire in 2011.

At June 30, 2004, the cost of investments for federal income tax purposes was $488,675,000. Net unrealized gain aggregated $96,497,000 at period-end, of which $110,235,000 related to appreciated investments and $13,738,000 related to depreciated investments.


NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities.


NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 1.05% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2004, $506,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government

Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $51,000.

T. Rowe Price International Stock Portfolio
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price International Stock Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price International Series, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004